Form N-1A Cover	Aug. 14, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	BlackRock ETF Trust
Entity Central Index Key	0001761055
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 14, 2025
Prospectus Date	Oct. 16, 2024